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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kimberly Voss                  Boston, MA          8/13/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 87
                                        --------------------

Form 13F Information Table Value Total: 241,376
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
                              TITLE OF                VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER     VOTING    AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP    (X $1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE     SHARED NONE
ABBOTT LABORATORIES            COMMON    002824100      2,626    60,000   SH          SOLE                    60,000
AETNA INC                      COMMON    00817Y108      5,906    98,100   SH          SOLE                    98,100
AMDOCS LIMITED                 COMMON    G02602103      3,206   133,600   SH          SOLE                   133,600
ANALOG DEVICES INC             COMMON    032654105      1,177    33,800   SH          SOLE                    33,800
ANTHEM INC                     COMMON    03674B104      4,112    53,300   SH          SOLE                    53,300
AT&T WIRELESS GROUP            COMMON    00209A106      2,635   320,900   SH          SOLE                   320,900
ATMI INC                       COMMON    00207R101      1,248    50,000   SH          SOLE                    50,000
BALLARD POWER SYSTEMS          COMMON    05858H104      1,257    92,200   SH          SOLE                    92,200
BANK OF AMERICA                COMMON    060505104      5,453    69,000   SH          SOLE                    69,000
BEAR STEARNS COS INC           COMMON    073902108      2,274    31,400   SH          SOLE                    31,400
BEST BUY COMPANY INC           COMMON    086516101      2,943    67,000   SH          SOLE                    67,000
BJ SERVICES COMPANY            COMMON    055482103      3,086    82,600   SH          SOLE                    82,600
BLOCKBUSTER INC                COMMON    093679108      3,370   200,000   SH          SOLE                   200,000
BLUE RINO CORP                 COMMON    095811105          7       564   SH   PUT    SOLE                       564
BURLINGTON RES                 COMMON    122014103      3,309    61,200   SH          SOLE                    61,200
CBRL GROUP INC                 COMMON    12489V106      1,554    40,000   SH          SOLE                    40,000
CEC ENTMT INC                  COMMON    125137109        923    25,000   SH          SOLE                    25,000
CENDANT CP                     COMMON    151313103      5,001   273,000   SH          SOLE                   273,000
CHECK POINT SOFTWARE           COMMON    M22465104      3,023   155,000   SH          SOLE                   155,000
CHECKFREE CORPORATION          COMMON    162813109      1,400    50,000   SH          SOLE                    50,000
CHICO'S FAS INC                COMMON    168615102      3,442   163,500   SH          SOLE                   163,500
CITIGROUP INC                  COMMON    172967101      6,206   145,000   SH          SOLE                   145,000
CLEAR CHANNEL                  COMMON    184502102      5,481   129,300   SH          SOLE                   129,300
CONTINENTAL AIRLINES           COMMON    210795308      2,377   158,800   SH          SOLE                   158,800
COSTCO WHOLESALE CORP          COMMON    22160K105      3,623    99,000   SH          SOLE                    99,000
COX COMMUNICATIONS INC         COMMON    224044107      3,988   125,000   SH          SOLE                   125,000
DELTA AIR LINES INC            COMMON    247361108      3,883   264,500   SH          SOLE                   264,500
DEVON ENERGY CORP              COMMON    25179M103      2,670    50,000   SH          SOLE                    50,000
E TRADE GROUP INC              COMMON    269246104      3,414   401,700   SH          SOLE                   401,700
EMULEX CORP                    COMMON    292475209      1,935    85,000   SH          SOLE                    85,000
EXTREME NETORKS INC            COMMON    30226D106      1,447   275,000   SH          SOLE                   275,000
FISHER SCIENTIFIC INC          COMMON    338032204      6,910   198,000   SH          SOLE                   198,000
GENUS INC                      COMMON    372461103        216    80,000   SH          SOLE                    80,000
GOLDMAN SACHS GROUP            COMMON    38141G104      2,052    24,500   SH          SOLE                    24,500
GREATER BAY BANCORP            COMMON    391648102      1,108    55,300   SH          SOLE                    55,300
GTECH HLDGS CORP               COMMON    400518106      4,443   118,000   SH          SOLE                   118,000
H&R BLOCK INC                  COMMON    093671105      5,363   124,000   SH          SOLE                   124,000
HARTFORD FINANCIAL             COMMON    416515104      3,097    61,500   SH          SOLE                    61,500

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
HOLLYWOOD ENTERTAINMENT        COMMON    436141105      3,854   221,600   SH          SOLE                   221,600
ICN PHARMACEUTICALS            COMMON    448924100      1,676   100,000   SH          SOLE                   100,000
INFINITY PROP & CASUALTY       COMMON    45665Q103      3,446   150,800   SH          SOLE                   150,800
INTERACTIVE CORP               COMMON    45840Q101      3,170    80,600   SH          SOLE                    80,600
INTERNATIONAL GAME TECH        COMMON    459902102      2,047    20,000   SH          SOLE                    20,000
INTERNATIONAL RECTIFIER        COMMON    460254105      1,475    55,000   SH          SOLE                    55,000
INTERSIL CORP                  COMMON    46069S109      3,196   120,100   SH          SOLE                   120,100
JANUS CAPITAL GROUP            COMMON    47102X105      2,460   150,000   SH          SOLE                   150,000
KNIGHT TRADING GROUP INC       COMMON    499063105      1,625   258,000   SH          SOLE                   258,000
L-3 COMMS HLDGS                COMMON    502424104      3,697    85,000   SH          SOLE                    85,000
LEHMAN BROS                    COMMON    524908100      2,280    34,300   SH          SOLE                    34,300
LTX CORP                       COMMON    502392103      1,598   185,000   SH          SOLE                   185,000
MARVELL TECHNOLOGY GRP         COMMON    G5876H105      2,360    68,700   SH          SOLE                    68,700
MERCK & CO                     COMMON    589331107      3,633    60,000   SH          SOLE                    60,000
MERRILL LYNCH                  COMMON    590188108      2,101    45,000   SH          SOLE                    45,000
MICHAELS STORES INC            COMMON    594087108      2,855    75,000   SH          SOLE                    75,000
MORGAN STANLEY                 COMMON    617446448      1,975    46,200   SH          SOLE                    46,200
NATIONAL OILWELL INC           COMMON    637071101      2,200   100,000   SH          SOLE                   100,000
NETWK APPLIANCE                COMMON    64120L104      2,492   155,000   SH          SOLE                   155,000
NEXTEL COMMUNICATIONS          COMMON    65332V103      4,848   268,300   SH          SOLE                   268,300
NII HOLDINGS INC-CL B          COMMON    62913F201      8,828   231,400   SH          SOLE                   231,400
OCULAR SCIENCES INC            COMMON    675744106      1,720    86,700   SH          SOLE                    86,700
OMI CORP                       COMMON    Y6476W104      2,826   458,800   SH          SOLE                   458,800
PFIZER INC                     COMMON    717081103      4,183   122,500   SH          SOLE                   122,500
POLARIS INDS INC               COMMON    731068102      2,610    42,500   SH          SOLE                    42,500
QUEST DIAGNOSTICS INC          COMMON    74834L100      1,595    25,000   SH          SOLE                    25,000
RC2                            COMMON    749388104      1,285    75,000   SH          SOLE                    75,000
ROSS STORES INC                COMMON    778296103      3,699    86,100   SH          SOLE                    86,100
ROWAN COMPANIES INC            COMMON    779382100      3,208   143,200   SH          SOLE                   143,200
RUBY TUESDAY INC               COMMON    781182100      1,452    58,700   SH          SOLE                    58,700
SANDERS MORRIS HARRIS GRP      COMMON    80000Q104        181    20,200   SH          SOLE                    20,200
SANDISK CORP                   COMMON    80004C101      3,246    80,000   SH          SOLE                    80,000
SEAGATE TECHNOLOGY             COMMON    G7945J104      2,648   150,000   SH          SOLE                   150,000
SKYWORKS SOLUTIONS             COMMON    83088M102      1,557   230,000   SH          SOLE                   230,000
SMITH INTERNATIONAL INC        COMMON    832110100      3,417    93,000   SH          SOLE                    93,000
SONICWALL INC                  COMMON    835470105        485   100,000   SH          SOLE                   100,000
SPRINT PCS GROUP               COMMON    852061506      4,287   745,600   SH          SOLE                   745,600
TEEKAY SHIPPING CORP           COMMON    Y8564W103      3,003    70,000   SH          SOLE                    70,000
TEKELEC                        COMMON    879101103        563    50,000   SH          SOLE                    50,000
UTSTARCOM INC                  COMMON    918076100      3,564   100,000   SH          SOLE                   100,000

VERISIGN INC                   COMMON    92343E102      2,758   200,000   SH          SOLE                   200,000
VERITAS SOFTWARE               COMMON    923436109      2,594    90,000   SH          SOLE                    90,000
VIASAT INC                     COMMON    92552V100      1,076    75,000   SH          SOLE                    75,000
WACHOVIA CORPORATION           COMMON    929903102      1,998    50,000   SH          SOLE                    50,000
WATCHGUARD TECHNOLOG           COMMON    941105108        456   100,000   SH          SOLE                   100,000
WELLCHOICE INC                 COMMON    949475107      2,615    89,300   SH          SOLE                    89,300
WELLPOINT HEALTH NTWRKS        COMMON    94973H108      4,097    48,600   SH          SOLE                    48,600
WENDYS INTL INC                COMMON    950590109      1,449    50,000   SH          SOLE                    50,000
WESTELL TECHNOLOGIES INC       COMMON    957541105        828   100,000   SH          SOLE                   100,000